RELATED PARTY TRANSACTIONS - Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Credit agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Support agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Rights agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Administration fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	1.7	0.3	3.4	0.5
Investment management fees to Brookfield Asset Management
Related Party Transaction [Line Items]
Related party agreements and transactions	15.0	7.0	30.0	11.0
Brookfield licensing agreement fees
Related Party Transaction [Line Items]
Related party agreements and transactions	0.0	0.0	0.0	0.0
Outsourcing fees paid to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0.2	0.2	0.9	0.5
Outsourcing arrangements payable
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0.0	$ 0.1	$ 0.3	$ 0.2